9. MINERAL PROPERTIES: Schedule of Exploration and evaluation expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Camp maintenance, supplies, mobilization, general costs
Exploration Expense	$ 144,865	$ 432,641
Drilling
Exploration Expense	1,578,389	2,725,556
Environmental assessment and pre-feasibility studies
Exploration Expense	3,158,703	1,244,834
Exploration contractors
Exploration Expense	16,062	442,779
Exploration personnel and program support (Note 13)
Exploration Expense	1,239,623	1,736,382
Laboratory analysis
Exploration Expense	138,371	604,552
Other exploration and evaluation
Exploration Expense	96,931	367,144
Permitting
Exploration Expense	949,706	862,235
Exploration Expense	$ 7,322,650	$ 8,416,123